Patent Finance Obligation - Current and Long-Term Portions of Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Gross	$ 29,277	$ 47,405
Unamortized Discount	(1,297)	(2,522)
Net Carrying Amount	27,980	44,883
Current portion	(8,085)	(17,418)
Long term portion of obligation	19,895	27,465
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Gross	14,000	18,000
Unamortized Discount	(364)	(609)
Net Carrying Amount	13,636	17,391
Current portion	(3,072)
Long term portion of obligation	10,563
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Gross	15,277	20,833
Unamortized Discount	(933)	(1,696)
Net Carrying Amount	14,344	19,137
Current portion	(5,013)
Long term portion of obligation	9,332
Patent Finance Obligation, Due November 26, 2015 [Member]
Debt Instrument [Line Items]
Gross		8,572
Unamortized Discount		(217)
Net Carrying Amount		$ 8,355
Long term portion of obligation	$ 0